Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Investment, Fair Value and NAV [Line Items]
The Plan's Assets Measured at Fair Value
The Plan's assets measured at fair value as of December 31, 2025 and 2024 are summarized below:

2025	Total	Level 1	Level 2	Level 3
Mutual funds	$72,777,042	$72,777,042	$—	$—
Common collective trust funds	728,146,074	—	728,146,074	—
Common collective trust funds measured at net asset value[1]	354,757,285	—	—	—
Money market funds	17,442,537	17,442,537	—	—
Self-directed brokerage	26,891,469	26,891,469	—	—
The Toro Company Common Stock	185,416,083	185,416,083	—	—
Investments at fair value	$1,385,430,490	$302,527,131	$728,146,074	$—

2024	Total	Level 1	Level 2	Level 3
Mutual funds	$75,061,339	$75,061,339	$—	$—
Common collective trust funds	1,013,826,271	—	1,013,826,271	—
Money market funds	23,836,612	23,836,612	—	—
Self-directed brokerage	22,971,773	22,971,773	—	—
The Toro Company Common Stock	216,921,784	216,921,784	—	—
Investments at fair value	$1,352,617,779	$338,791,508	$1,013,826,271	$—
[1] Certain investments that are measured using net asset value per share (or its equivalent) as a practical expedient for fair value have not been classified in the fair value hierarchy.